Shareholder Fees {- Industrials Portfolio}	Apr. 29, 2021 USD ($)
02.28 Select Portfolios: Group 6 Industrials Sector Combo PRO-13 | Industrials Portfolio
Shareholder Fees:
(fees paid directly from your investment)	none